Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.73%
Communication services: 4.36%
Interactive media & services: 2.26%
Alphabet Incorporated Class C †	184,744	$ 17,487,867
Media: 2.10%
Comcast Corporation Class A	512,806	16,276,462
Consumer discretionary: 5.81%
Automobiles: 3.03%
General Motors Company	598,199	23,479,311
Household durables: 2.78%
D.R. Horton Incorporated	279,802	21,511,178
Consumer staples: 8.36%
Beverages: 2.20%
Keurig Dr. Pepper Incorporated	439,440	17,067,850
Food & staples retailing: 3.91%
Walmart Incorporated	212,729	30,277,719
Food products: 1.00%
Mondelez International Incorporated Class A	126,166	7,756,686
Personal products: 1.25%
Unilever plc ADR	212,782	9,683,709
Energy: 8.82%
Oil, gas & consumable fuels: 8.82%
ConocoPhillips	217,227	27,390,152
EOG Resources Incorporated	171,879	23,464,920
Exxon Mobil Corporation	157,853	17,491,691
		68,346,763
Financials: 15.57%
Banks: 4.34%
Bank of America Corporation	485,089	17,482,608
JPMorgan Chase & Company	128,153	16,131,900
		33,614,508
Capital markets: 3.27%
Intercontinental Exchange Incorporated	182,570	17,448,215
The Goldman Sachs Group Incorporated	22,860	7,875,499
		25,323,714
Insurance: 6.55%
American International Group Incorporated	525,167	29,934,519
The Allstate Corporation	164,640	20,785,800
		50,720,319
Mortgage REITs: 1.41%
Annaly Capital Management Incorporated	587,818	10,904,024
See accompanying notes to portfolio of investments

Allspring Special Large Cap Value Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Health care: 16.30%
Biotechnology: 1.38%
Vertex Pharmaceuticals Incorporated †	34,361	$ 10,720,632
Health care equipment & supplies: 7.00%
Abbott Laboratories	75,665	7,486,295
Medtronic plc	196,003	17,118,902
Stryker Corporation	62,960	14,432,950
Teleflex Incorporated	70,672	15,163,384
		54,201,531
Health care providers & services: 4.84%
Cigna Corporation	72,969	23,573,365
Humana Incorporated	24,967	13,933,583
		37,506,948
Pharmaceuticals: 3.08%
Merck & Company Incorporated	235,294	23,811,753
Industrials: 17.96%
Aerospace & defense: 2.74%
Raytheon Technologies Corporation	223,601	21,201,847
Commercial services & supplies: 2.44%
Waste Management Incorporated	119,087	18,859,808
Industrial conglomerates: 2.95%
Honeywell International Incorporated	111,972	22,844,527
Machinery: 4.84%
Caterpillar Incorporated	137,404	29,742,470
Parker-Hannifin Corporation	26,682	7,754,323
		37,496,793
Trading companies & distributors: 4.99%
AerCap Holdings NV †	533,559	28,497,386
Ferguson plc	93,101	10,172,215
		38,669,601
Information technology: 11.19%
IT services: 7.23%
Accenture plc Class A	54,710	15,532,169
Akamai Technologies Incorporated †	177,845	15,709,049
Fiserv Incorporated †	117,128	12,033,731
Visa Incorporated Class A	61,472	12,734,540
		56,009,489
Semiconductors & semiconductor equipment: 1.16%
NXP Semiconductors NV	61,215	8,942,287
Software: 2.80%
Cadence Design Systems Incorporated †	25,429	3,849,696
Microsoft Corporation	76,949	17,862,171
		21,711,867
See accompanying notes to portfolio of investments

2  |  Allspring Special Large Cap Value Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Materials: 2.67%
Construction materials: 2.67%
Vulcan Materials Company	126,293	$ 20,674,164
Real estate: 1.73%
Equity REITs: 0.98%
Boston Properties Incorporated	104,239	7,578,175
Real estate management & development: 0.75%
CBRE Group Incorporated Class A †	82,494	5,852,124
Utilities: 2.96%
Electric utilities: 2.96%
NextEra Energy Incorporated	296,087	22,946,743
Total Common stocks (Cost $617,415,798)		741,478,399

		Yield
Short-term investments: 3.77%
Investment companies: 3.77%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	29,223,026	29,223,026
Total Short-term investments (Cost $29,223,026)				29,223,026
Total investments in securities (Cost $646,638,824)	99.50%			770,701,425
Other assets and liabilities, net	0.50			3,876,269
Total net assets	100.00%			$774,577,694

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,131,967	$57,129,646	$(52,038,587)	$0	$0	$29,223,026	29,223,026	$124,332
See accompanying notes to portfolio of investments

Allspring Special Large Cap Value Fund  |  3

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Special Large Cap Value Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$33,764,329	$0	$0	$33,764,329
Consumer discretionary	44,990,489	0	0	44,990,489
Consumer staples	64,785,964	0	0	64,785,964
Energy	68,346,763	0	0	68,346,763
Financials	120,562,565	0	0	120,562,565
Health care	126,240,864	0	0	126,240,864
Industrials	139,072,576	0	0	139,072,576
Information technology	86,663,643	0	0	86,663,643
Materials	20,674,164	0	0	20,674,164
Real estate	13,430,299	0	0	13,430,299
Utilities	22,946,743	0	0	22,946,743
Short-term investments
Investment companies	29,223,026	0	0	29,223,026
Total assets	$770,701,425	$0	$0	$770,701,425
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Special Large Cap Value Fund  |  5